Consolidated statement of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ (56,428,000)	$ 173,302,000	$ 196,271,000
Changes in working capital and non-cash items:
Income on capital provision assets	(131,819,000)	(343,393,000)	(428,192,000)
Interest and other income from capital provision assets	(160,000)	(199,000)	1,213,000
Loss/(income) on equity securities		22,000	(1,169,000)
Asset recovery fee for services income	(1,177,000)	(804,000)	(2,133,000)
Net realized gains on derivative financial assets and liabilities			(2,846,000)
Loss/(income) on marketable securities	1,567,000	1,106,000	137,000
Loss on financial liabilities at fair value through profit or loss		4,779,000	20,872,000
Decrease/(increase) in other assets	(2,330,000)	(9,846,000)	3,777,000
Increase/(decrease) in other liabilities	22,598,000	21,664,000	32,418,000
Increase in payable for capital provision assets	(256,000)	220,000	36,000
Amortization and depreciation of debt issuance costs, intangible assets and property, plant and equipment	3,193,000	10,689,000	12,602,000
Impairment	500,000		1,000,000
Right-of-use assets and associated lease liability	(193,000)	(1,647,000)	(463,000)
Deferred tax expense/(benefit)	(1,129,000)	34,502,000	9,405,000
Stock-based compensation	8,823,000	5,328,000	4,519,000
Other non-cash including exchange rate movement	8,002,000	(7,540,000)	(325,000)
Proceeds from Capital Provision Assets	396,415,000	557,913,000	392,606,000
Net (funding)/proceeds from financial liabilities at fair value through profit or loss		(96,272,000)	(42,200,000)
Net proceeds from/(paid) to due from/to broker for financial liabilities at fair value through profit or loss		(51,401,000)	38,734,000
Proceeds from equity security		31,374,000
Proceeds from Asset Recovery Fee for Services	2,386,000	1,581,000	1,123,000
Net decrease/(increase) on financial liability to third party investment	(2,065,000)	(784,000)	57,500,000
Net cash provided by/(used in) operating activities before funding of capital provision assets and net (funding of)/proceeds from marketable securities	247,927,000	330,594,000	294,885,000
Funding of capital provision assets and net (funding of)/proceeds from marketable securities:
Net proceeds/(funding) of marketable securities	(160,360,000)	20,376,000	3,346,000
New funding of capital provision assets	(672,931,000)	(297,143,000)	(571,786,000)
Net cash provided by/(used in) operating activities	(585,364,000)	53,827,000	(273,555,000)
Cash flows from investing activities:
Purchases of property and equipment	(285,000)	(360,000)	(3,398,000)
Net cash provided by/(used in) investing activities	(285,000)	(360,000)	(3,398,000)
Cash flows from financing activities:
Acquisition of shares to meet share-based payment obligations	(3,686,000)
Issue of debt	400,000,000
Issue expenses - debt issued	(8,742,000)
Redemption of debt	(33,929,000)	(4,964,000)
Dividends paid on ordinary shares	(41,050,000)		(28,424,000)
Third party net capital contribution		(293,000)
Net proceeds from financial liabilities related to third party interests in capital provision assets			100,000,000
Third party net capital contribution	132,236,000		83,119,000
Net cash provided by(used in) financing activities	444,829,000	(5,257,000)	154,695,000
Net increase/(decrease) in cash and cash equivalents and restricted cash	(140,820,000)	48,210,000	(122,258,000)
Reconciliation of net cash flow to movements in cash and cash Equivalents and restricted cash
Cash and cash equivalents and restricted cash at beginning of year	322,085,000	273,403,000	395,462,000
Increase/(decrease) in cash and cash equivalents and restricted cash	(140,820,000)	48,210,000	(122,258,000)
Effect of exchange rate changes on cash and cash equivalents	(1,010,000)	472,000	199,000
Cash and cash equivalents and restricted cash at end of year	180,255,000	322,085,000	273,403,000
Supplemental disclosure
Cash received from interest and dividend income	3,706,000	1,489,000	6,849,000
Cash paid for debt interest	(51,270,000)	(37,890,000)	(37,568,000)
Cash paid for income taxes	1,305,000	$ 10,979,000	694,000
Assets received in kind	3,290,000		29,645,000
Initial recognition of ASC 842 operating leases ROU asset			5,675,000
Initial recognition of ASC 842 operating leases ROU obligation			$ 6,780,000
Contributions paid in kind (additions)	1,034,000
Other Limited Partners
Supplemental disclosure
Contributions paid in kind (additions)	$ 2,256,000